Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Trade And Other Payables [Abstract]
Summary of Trade and Other Payables

	As at March 31
Particulars	2024	2025
Trade payables	67,054	91,237
Accrued expenses	51,494	55,762
Total	118,548	146,999